Share Capital and Equity Reserve - Summary of Number and Weighted Average Exercise Prices of Share Options (Detail)	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Number of options, Outstanding, end of year | shares	682,277
Weighted average exercise price, Outstanding, end of year | $ / shares	$ 7.84
Share Option Plan [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Number of options, Outstanding, beginning of year | shares	791,171	1,151,213
Number of options, Exercised | shares	(106,844)	(286,268)
Number of options, Forfeited | shares	(1,800)	(58,474)
Number of options, Expired | shares	(250)	(15,300)
Number of options, Outstanding, end of year | shares	682,277	791,171
Weighted average exercise price, Outstanding, beginning of year | $ / shares	$ 7.87	$ 7.82
Weighted average exercise price, Exercised | $ / shares	8.05	7.79
Weighted average exercise price, Forfeited | $ / shares	7.46	7.50
Weighted average exercise price, Expired | $ / shares	9.16	7.35
Weighted average exercise price, Outstanding, end of year | $ / shares	$ 7.84	$ 7.87